Share-Based Compensation (Summary Of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-Based Compensation [Abstract]
Number of Stock Options, Beginning Balance	826,106	484,307
Number of Stock Options, Granted	1,000	351,100
Number of Stock Options, Forfeited/expired	(47,516)	(9,301)
Number of Stock Options, Ending Balance	779,590	826,106
Weighted Average Exercise Price, Beginning Balance	$ 6.53	$ 8.27
Weighted Average Exercise Price, Granted	$ 5.72	$ 4.17
Weighted Average Exercise Price, Forfeited/expired	$ 6.95	$ 7.72
Weighted Average Exercise Price, Ending Balance	$ 6.51	$ 6.53
Options Exercisable, Balance	499,564	365,781	221,593
Weighted Average Exercise Price, Balance	$ 7.84	$ 9.51	$ 9.98